Other Long-term Assets	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other Long-term Assets	OTHER LONG-TERM ASSETSAt December 31, 2022, other long-term assets relate to investment tax credits of $6.4 million (December 31, 2021 - $6.4 million).